Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Registrant Name	BOSTON TRUST & WALDEN FUNDS
Central Index Key	0000882748
Amendment Flag	false
Document Creation Date	May 01, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
Walden International Equity Fund | Walden International Equity Fund
Prospectus:
Trading Symbol	WIEFX